UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim U.S. Government Securities Portfolio

Semi-Annual Report

June 30, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
UNAUDITED
ASSETS:
Investments in securities, market value (1)	$387,928,364
Cash	15,473
Collateral for securities loaned	48,167,572
Interest receivable	2,105,713
Subscriptions receivable	536,509
Receivable for investments sold	11,921,267

Total assets	450,674,898
LIABILITIES:
Due to investment adviser	180,307
Payable upon return of securities loaned	48,167,572
Redemptions payable	2,128,895
Payable for investments purchased	20,770,231

Total liabilities	71,247,005

NET ASSETS	$379,427,893

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$3,310,146
Additional paid-in capital	387,382,942
Net unrealized depreciation on investments	(7,823,406)
Undistributed net investment income	393,457
Accumulated net realized loss on investments	(3,835,246)

NET ASSETS	$379,427,893

NET ASSET VALUE PER OUTSTANDING SHARE	$11.46
(Offering and Redemption Price)
SHARES OF CAPITAL STOCK:
Authorized	250,000,000
Outstanding	33,101,464

(1) Cost of investments in securities:	$395,751,770
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007
UNAUDITED
INVESTMENT INCOME:
Interest	$9,441,378
Income from securities lending	43,455

Total income	9,484,833
EXPENSES:
Management fees	1,059,686

NET INVESTMENT INCOME	8,425,147

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(2,068,459)
Change in net unrealized depreciation on investments	(4,008,759)

Net realized and unrealized loss on investments	(6,077,218)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,347,929
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006
	2007		2006
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$8,425,147		$12,462,702
Net realized loss on investments	(2,068,459)		(1,759,553)
Change in net unrealized depreciation on investments	(4,008,759)		385,842

Net increase in net assets resulting from operations	2,347,929		11,088,991

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,031,690)		(12,348,976)
SHARE TRANSACTIONS:
Net proceeds from sales of shares	146,633,536		114,032,897
Reinvestment of distributions	8,031,690		12,348,976
Amount from shares issued in connection with fund acquisition			63,485,295
Redemptions of shares	(79,856,238)		(125,423,222)

Net increase in net assets resulting from share transactions	74,808,988		64,443,946

Total increase in net assets	69,125,227		63,183,961

NET ASSETS:	0
Beginning of period	310,302,666		247,118,705

End of period (1)	$379,427,893		$310,302,666
	0		0
OTHER INFORMATION:
SHARES:
Sold	12,543,582		9,664,840
Issued in reinvestment of distributions	695,981		1,070,473
Shares issued in connection with fund acquisition			5,568,886
Redeemed	(6,845,020)		(10,827,684)

Net increase	6,394,543		5,476,515

(1) Including undistributed net investment income	$393,457	$
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$11.62		$11.64	$11.88	$11.96	$12.36	$11.85

Income from Investment Operations
Net investment income	0.26		0.52	0.49	0.48	0.49	0.20
Net realized and unrealized gain (loss)	(0.17)		(0.02)	(0.24)	(0.08)	(0.19)	0.54

Total Income From
Investment Operations	0.09		0.50	0.25	0.40	0.30	0.74

Less Distributions
From net investment income	(0.25)		(0.52)	(0.49)	(0.48)	(0.50)	(0.19)
From net realized gains	0.00		0.00	0.00	0.00	(0.20)	(0.04)

Total Distributions	(0.25)		(0.52)	(0.49)	(0.48)	(0.70)	(0.23)

Net Asset Value, End of Period	$11.46		$11.62	$11.64	$11.88	$11.96	$12.36

Total Return	0.74%	w	4.38%	2.17%	3.44%	2.52%	9.83%

Net Assets, End of Period ($000)	$379,428		$310,303	$247,119	$264,419	$306,288	$347,127

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to
Average Net Assets	4.74%	*	4.56%	4.20%	4.00%	4.10%	4.98%

Portfolio Turnover Rate	39.74%	w	46.58%	46.40%	79.23%	105.93%	82.56%
w	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized
See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
UNAUDITED

BONDS

Par Value ($)	Value ($)

AGENCY --- 67.48%
4,865,337 Fannie Mae	4,914,750
6.500% April 1, 2037
2,401,492 Fannie Mae	2,320,441
5.500% February 1, 2036
2,011,386 Fannie Mae	1,990,986
6.000% December 1, 2036
18,200,000 Fannie Mae	17,053,210
5.000% January 1, 2037
1,411,731 Fannie Mae	1,365,047
5.500% November 1, 2035
110,980 Fannie Mae	118,675
8.500% November 1, 2026
1,763,754 Fannie Mae	1,707,641
5.500% October 1, 2034
2,484,735 Fannie Mae	2,407,440
5.500% September 1, 2033
4,313,059 Fannie Mae	4,176,631
5.500% February 1, 2035
5,517,725 Fannie Mae	5,472,894
6.000% December 1, 2035

5,523,062 Fannie Mae	5,331,480
5.500% June 1, 2036
9,465,700 Fannie Mae	9,146,232
5.500% April 1, 2036
8,018 Fannie Mae	8,743
9.500% March 1, 2020
468,100 Fannie Mae	465,930
6.000% January 1, 2033
3,745,450 Fannie Mae	3,703,314
5.500% April 1, 2018
4,986,492 Fannie Mae	4,839,624
5.000% May 1, 2018
1,135,319 Fannie Mae	1,100,816
5.500% April 1, 2033
420,591 Fannie Mae	408,039
5.000% June 1, 2018
810,428 Fannie Mae	800,948
6.000% February 1, 2033
6,678,660 Fannie Mae	6,470,900
5.500% July 1, 2033
40,616 Fannie Mae	43,511
8.500% August 1, 2024
195,865 Fannie Mae	200,391
6.500% July 1, 2014
280,212 Fannie Mae	277,089
5.500% January 1, 2018
2,481,526 Fannie Mae	2,404,288
5.500% December 1, 2033
3,143,602 Fannie Mae	3,042,417
5.500% December 1, 2034
4,578,148 Fannie Mae	4,423,636
5.500% January 1, 2036

2,962,658 Fannie Mae	2,932,568
6.000% May 1, 2037
74,131 Fannie Mae	79,472
8.500% August 1, 2021
435,503 Fannie Mae	451,222
7.000% January 1, 2032
1,732,181 Fannie Mae	1,771,696
6.500% February 1, 2017
1,693,048 Fannie Mae	1,728,231
6.500% February 1, 2032
1,189,690 Fannie Mae	1,198,613
6.000% March 1, 2017
1,674,968 Fannie Mae	1,671,566
6.000% March 1, 2033
3,060,060 Fannie Mae	2,965,868
5.500% November 1, 2033
4,541,813 Fannie Mae	4,277,820
5.000% April 1, 2034
671,498 Fannie Mae	650,134
5.500% April 1, 2034
2,683,256 Fannie Mae	2,597,727
5.500% January 1, 2035
6,087,643 Fannie Mae	5,906,916
5.000% August 1, 2018
453,776 Fannie Mae	470,225
7.000% February 1, 2031
436,381 Fannie Mae	452,200
7.000% September 1, 2031
3,979,760 Fannie Mae	4,062,465
6.500% January 1, 2032
798,032 Fannie Mae	826,837
7.000% December 1, 2031

1,605,077 Fannie Mae	1,638,433
6.500% December 1, 2031
162,795 Fannie Mae	177,664
9.500% September 1, 2020
2,751,879 Fannie Mae	2,662,228
5.500% April 1, 2035
2,857,962 Fannie Mae ++	2,857,069
6.050% January 1, 2037
2,051,862 Fannie Mae ++	2,054,005
4.940% September 1, 2034
1,892,169 Fannie Mae ++	1,889,046
5.650% October 1, 2036
1,000,000 Federal Home Loan Bank **	962,780
4.500% November 15, 2012
5,000,000 Federal Home Loan Bank ** ^^	4,982,710
5.000% February 20, 2009
2,500,000 Federal Home Loan Bank ** ^^	2,440,003
4.375% September 17, 2010
1,600,000 Federal Home Loan Bank ** ^^	1,588,069
5.250% June 18, 2014
2,500,000 Federal Home Loan Bank ** ^^	2,462,278
4.875% November 18, 2011
10,000,000 Freddie Mac	9,887,500
6.000% September 1, 2036
3,013,288 Freddie Mac	2,920,167
5.500% May 1, 2033
25,522,851 Freddie Mac \ltr	25,278,790
6.000% July 1, 2036
8,028,702 Freddie Mac	7,929,242
6.000% March 1, 2036
591,392 Freddie Mac	582,613
5.500% March 1, 2017

657,383 Freddie Mac	678,542
7.000% September 1, 2032
121,356 Freddie Mac	134,965
11.000% July 1, 2020
17,602 Freddie Mac	18,720
9.500% September 1, 2020
2,426,085 Freddie Mac	2,346,668
5.500% September 1, 2033
32,176 Freddie Mac	35,724
11.000% June 1, 2020
1,946,229 Freddie Mac	1,917,355
5.500% April 1, 2022
3,408,990 Freddie Mac	3,300,351
5.500% October 1, 2034
4,036,548 Freddie Mac	3,978,522
6.000% June 1, 2036
116,725 Freddie Mac	129,814
11.000% August 1, 2020
5,333,504 Freddie Mac	5,168,681
5.500% August 1, 2033
612,970 Freddie Mac	593,144
5.500% October 1, 2033
1,076,518 Freddie Mac	1,041,363
5.500% November 1, 2033
1,132,510 Freddie Mac	1,097,511
5.500% December 1, 2033
4,956,989 Freddie Mac	4,645,628
5.000% September 1, 2035
1,634,231 Freddie Mac	1,580,097
5.500% February 1, 2035
94,290 Freddie Mac	101,926
9.000% December 1, 2014

37,860 Freddie Mac	41,177
9.500% June 1, 2020
1,167,430 Freddie Mac	1,131,352
5.500% January 1, 2034
1,966,312 Freddie Mac	1,905,546
5.500% June 1, 2033
790,575 Freddie Mac	721,163
4.500% August 1, 2033
859,869 Freddie Mac	834,586
5.000% December 1, 2017
88,568 Freddie Mac	96,543
9.500% April 1, 2025
427,218 Freddie Mac	445,509
7.500% March 1, 2032
1,953,999 Freddie Mac ++	1,949,429
5.740% March 1, 2037
1,464,979 Freddie Mac ++	1,459,028
5.850% January 1, 2037
3,868,166 Freddie Mac ++	3,842,781
5.610% March 1, 2037
1,828,786 Freddie Mac ++	1,843,291
5.550% October 1, 2036
1,964,140 Freddie Mac ++	1,971,745
5.520% November 1, 2036
4,725,817 Freddie Mac ++	4,742,847
5.650% December 1, 2036
3,865,292 Ginnie Mae	3,927,187
6.500% January 15, 2037
3,805,067 Ginnie Mae	3,865,997
6.500% February 15, 2037
16,769 Ginnie Mae	17,983
9.000% July 15, 2018

6,169,354 Ginnie Mae	5,849,077
5.000% June 15, 2033
74,547 Ginnie Mae	76,939
7.500% October 15, 2013
1,873,614 Ginnie Mae II	1,768,161
5.000% October 20, 2033
1,809,954 Ginnie Mae II	1,706,105
5.000% December 20, 2035
29,522 Ginnie Mae II	30,817
7.500% October 20, 2028
12,892 Ginnie Mae II	13,597
8.000% November 20, 2023
14,027 Ginnie Mae II	14,643
7.500% December 20, 2028
1,810,440 Ginnie Mae II	1,707,919
5.000% February 20, 2034
3,869,049 Ginnie Mae II	3,847,891
6.000% December 20, 2033
7,389 Ginnie Mae II	7,987
9.500% May 20, 2022
1,045,129 Ginnie Mae II	1,013,857
5.500% February 20, 2035
1,996,085 Ginnie Mae II	1,937,486
5.500% November 20, 2034
1,672,487 Ginnie Mae II ++	1,674,331
4.260% July 20, 2034
$261,765,215

AGENCY MORTGAGED BACKED --- 8.95%
967,987 Fannie Mae	943,437
Series 2004-W1 Class 1A7
5.681% November 25, 2043

4,000,000 Fannie Mae	3,838,205
Series 2003-24 Class VM
5.500% November 25, 2021
9,673,423 Fannie Mae ++	9,637,859
Series 2007-7 Class FJ
5.690% February 28, 2037
14,509 Fannie Mae ++	14,515
Series 2004-W8 Class 1AF
5.580% June 25, 2044
2,000,000 Freddie Mac	1,930,398
Series 2843 Class VB
5.500% August 15, 2023
1,084,279 Freddie Mac	1,059,798
Series 2974 Class VM
5.000% May 15, 2016
1,458,592 Freddie Mac	1,433,860
Series R003 Class AG
5.125% October 15, 2015
515,770 Freddie Mac ++	515,811
Series T-34 Class A1V
5.510% July 25, 2031
4,121,892 US Department of Veterans Affairs	4,264,065
Series 1996-3 Class 1Z
6.750% September 15, 2026
2,055,756 US Department of Veterans Affairs	2,081,533
Series 2002-1 Class 1A
6.000% October 15, 2031
2,500,000 US Department of Veterans Affairs	2,500,000
Series 2003-1 Class E
5.750% April 15, 2027
4,000,000 US Department of Veterans Affairs	4,021,094
Series 2003-1 Class G

5.750% March 15, 2030
631,208 US Department of Veterans Affairs	630,169
Series 2003-2 Class D
5.000% November 15, 2023
1,832,553 US Department of Veterans Affairs ++	1,833,483
Series 1993-3 Class 1
5.820% September 15, 2023
$34,704,227

COMMERCIAL MORTGAGED BACKED --- 5.40%
2,000,000 Banc of America Commercial Mortgage Inc	1,973,358
Series 2005-1 Class A3
4.877% November 10, 2042
2,000,000 GS Mortgage Securities Corp II	1,911,628
Series 2005-GG4 Class AABA
4.680% July 10, 2039
1,180,000 JP Morgan Chase Commercial Mortgage Securities Corp	1,142,808
Series 2002-C3 Class A2
4.994% July 12, 2035
3,500,000 JP Morgan Chase Commercial Mortgage Securities Corp	3,343,579
Series 2003-ML1A Class A2
4.767% March 12, 2039
5,000,000 JP Morgan Chase Commercial Mortgage Securities Corp + +	3,343,579
Series 2005-LDP5 Class A4
5.910% December 15, 2044
1,000,000 Morgan Stanley Capital I ++	976,424
Series 2005-IQ10 Class AAB
5.720% September 15, 2042
3,000,000 Salomon Brothers Mortgage Securities VII	3,072,876
Series 2001-C1 Class A3
6.428% December 18, 2035
4 ,000,000 Wachovia Bank Commercial Mortgage Trust	3,777,690

Series 2004-C10 Class A4
4.748% February 15, 2041
$21,028,558

INSURANCE RELATED --- 0.30%
1,000,000 Farmers Insurance Exchange	1,155,427
Notes
8.625% May 1, 2024
$1,155,427

OTHER ASSET-BACKED --- 3.42%
1,000,000 Citicorp Residential Mortgage Securities Inc	986,249
Series 2006-1 Class A6
5.836% July 25, 2036
2,000,000 Citicorp Residential Mortgage Securities Inc	1,959,420
Series 2006-2 Class A6
5.665% September 25, 2036
1,000,000 Countrywide Asset-Backed Certificates	966,174
Series 2006-S8 Class A6
5.505% April 25, 2036
2,700,000 Household Home Equity Loan Trust	2,682,169
Series 2007-2 Class A3F
5.810% July 20, 2036
6,800,183 JP Morgan Auto Receivables Trust	6,803,149
Series 2007-A Class A1
5.344% February 15, 2008
$13,397,161

SUPRANATIONALS --- 0.80%
5,000,000 International Bank for Reconstruction & Development ~	3,106,145
Zero Coupon
4.830% February 15, 2016

$3,106,145

U.S. GOVERNMENTS --- 9.83%
1,000,000 United States of America ^^	1,006,875
5.250% November 15, 2028
3,000,000 United States of America ^^	3,020,625
5.250% February 15, 2029
1,100,000 United States of America ^^	1,044,743
3.875% February 15, 2013
1,500,000 United States of America ^^	1,448,321
4.250% August 15, 2013
3,400,000 United States of America ^^	3,183,780
4.000% February 15, 2015
2,400,000 United States of America ^^	2,317,687
3.625% June 15, 2010
2,500,000 United States of America ^^	2,444,530
4.125% August 15, 2010
1,000,000 United States of America ^^	1,005,625
5.125% May 15, 2016
1,000,000 United States of America ^^	998,516
4.875% May 31, 2011
2,500,000 United States of America ^^	2,469,335
4.875% August 15, 2016
2,000,000 United States of America ^^	1,967,188
4.500% September 30, 2011
2,500,000 United States of America ^^	2,470,898
4.625% October 31, 2011
5,000,000 United States of America ^^	4,981,640
4.750% February 15, 2010
5,000,000 United States of America ^^	4,842,190
4.625% February 15, 2017
5,000,000 United States of America ^^	4,935,940

4.625% February 29, 2012
$38,137,893

TOTAL BONDS --- 96.23%	$373,294,626
(Cost $381,118,032)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

REPURCHASE AGREEMENTS

10,000,000 Repurchase agreement(Principal Amount/Value $10,000,000
$10,000,000 with a maturity value of $10,070,000) with
Lehman Brothers, 5.25%, dated 06/27/07, to be repurchased
at $10,070,000 on 08/14/07, collateralized by US Treasury,
0.000%, 06/27/07, with a value of $10,200,000.

4,635,000 International Bank for Reconstruction & Development	4,633,738
4.970% July 2, 2007

TOTA L SHORT-TERM INVESTMENTS --- 3.77%	$14,633,738
(Cost $14,633,738)

TOTAL MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100%	$387,928,364
(Cost $395,751,770)

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2007 and Year Ended December 31, 2006

Maxim U.S. Government Securities Portfolio

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim U.S. Government Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Financing Transactions

To earn additional income, the Portfolio may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Portfolio of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the Portfolio’s current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom the Portfolio sells the security files for bankruptcy or becomes insolvent, the Portfolio’s right to repurchase the security may be restricted. Amounts owing to brokers under these agreements are included in the “Payable for investments purchased” on the Statement of Assets and Liabilities. This liability was $10,000,000 at June 30, 2007, and was collateralized by securities of approximately the same value.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2002 through December 31, 2006.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $32,000 for the six months ended June 30, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2007, the aggregate cost of purchases of investment securities (excluding all U.S. Government securities and short-term securities) was $30,669,283 and $13,021,393, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $180,642,478 and $129,366,556, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2007, the U.S. Federal income tax cost basis was $395,463,687. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $366,978 and gross depreciation of securities in which there was an excess of tax cost over value of $7,902,301 resulting in net depreciation of $7,535,323.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2007, the Portfolio had securities on loan valued at $48,103,167 and received collateral of $48,167,572 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2006, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $194,123 and $1,771,266, which expire in the years 2012 and 2014, respectively. The Portfolio had current year post-October losses of $9,109.

7.	FUND ACQUISITION

On July 14, 2006, the Portfolio acquired all the net assets of the Maxim U.S. Government Securities Portfolio (target Portfolio) pursuant to a plan of reorganization approved by the shareholders of the target Portfolio on June 26, 2006. The acquisition was accomplished by a tax-free exchange of 5,568,886 shares of the Portfolio (valued at $63,485,295) for the 6,031,738 shares of the target Portfolio outstanding on July 14, 2006. The target Portfolio’s net assets at that date ($63,485,295), including $1,975,981 of unrealized depreciation, were combined with those of the Portfolio. The aggregate net assets of the Portfolio and the target Portfolio immediately before the acquisition were $241,324,276 and $63,485,295, respectively.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 17, 2007 (the "Meeting"), the continuation of the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and the investment sub-advisory agreements (the "Sub-Advisory Agreements") between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; Franklin Advisers, Inc.; INVESCO Global Asset Management (N.A.), Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Trusco Capital Management, Inc., and Western Asset Management Company.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

In advance of the Meeting, the Independent Directors met separately on March 22, 2007, with independent legal counsel to review and evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information described below, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. The Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and performance track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, and MCM's and each Sub-Adviser's overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration was given to the fact that at regular Board meetings held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. Moreover, the Board considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided to the Portfolios. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed information regarding the investment performance of each Portfolio as compared against various benchmarks and the performance of similar funds. This information generally included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2006, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings, except that Morningstar ratings are not provided for the Index and Profile Portfolios. The Board considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment styles from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. With respect to the Index Portfolios, the Board noted how their performance compared to the benchmarks they are designed to track. The Maxim Ariel Mid-Cap Value Portfolio and Maxim Trusco Small-Cap Growth Portfolio were identified, in particular, as having underperformed, and consideration was given to the actions being taken by MCM and the applicable Sub-Advisers to address this underperformance. The Board was informed that MCM was closely monitoring the performance of these Portfolios. The Board concluded that it was satisfied with the steps being taken to address the underperformance of these Portfolios, and that it was satisfied with the performance of the other Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' management fees and total annual operating expense ratios were on the higher end, but within the range of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.          CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	August 27, 2007